Investment in Unconsolidated Affiliate - Additional Information (Detail) $ in Millions	Jul. 18, 2017 USD ($) Unit	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule Of Investments [Line Items]
Debt		$ 484	$ 490	$ 0
Non-recourse debt		612	694	$ 502
Investment in unconsolidated affiliate		$ 41	$ 0
BRE Ace Holdings
Schedule Of Investments [Line Items]
Cash contributed to an equity method investment	$ 40
Equity method investment, ownership percentage	25.00%	25.00%
Number of real estate units | Unit	1,201
Debt		$ 207
Non-recourse debt		235
Investment in unconsolidated affiliate		$ 41